Investments - Summary of ADLP Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Total net unfunded revolving loan commitments	$ 10,885	$ 5,572
ADLP Partner
Schedule of Investments [Line Items]
Total investment portfolio	$ 1,680,961
Number of borrowers in the ADLP	313
Total net unfunded revolving loan commitments	$ 191,320